Summary of Operations and Significant Accounting Policies - Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($)	3 Months Ended						9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of revenue
General and administrative costs	$ 1,234,544			$ 69			$ 1,437,976	$ 51,910		$ 51,910
Loss from operations	(7,279,530)			(69)			(7,482,962)	(51,910)
Total other (expense) income, net	(26,105,281)			0			(23,946,763)	0
NET LOSS	$ (33,384,811)	$ 1,973,286	$ (18,200)	$ (69)	$ (7,230)	$ (44,611)	(31,429,725)	$ (51,910)		$ (51,910)
Basic net loss per share										$ (0.01)
Diluted net loss per share										$ (0.01)
ColdQuanta Inc dba Infleqtion [Member]
Cost of revenue
Cost of Revenue							13,590,000		$ 15,604,000		$ 19,772,000	$ 6,514,000
Gross profit							8,084,000		3,977,000		9,064,000	4,436,000
General and administrative costs							16,860,000		17,461,000		23,875,000	22,871,000
Grant income							1,531,000		793,000		1,057,000	1,337,000
Loss from operations							(23,732,000)		(46,243,000)		(53,008,000)	(55,797,000)
Other, net							842,000		230,000		21,000	125,000
Total other (expense) income, net							2,697,000		748,000		(758,000)	3,031,000
Loss before income taxes							(21,035,000)		(45,495,000)		(53,766,000)	(52,766,000)
NET LOSS							(21,035,000)		(45,498,000)		(53,764,000)	(52,766,000)
Comprehensive loss							$ (20,740,000)		$ (45,153,000)		$ (53,290,000)	$ (53,096,000)
Basic net loss per share							$ (0.46)		$ (1.16)		$ (1.35)	$ (1.5)
Diluted net loss per share							$ (0.46)		$ (1.16)		$ (1.35)	$ (1.5)
ColdQuanta Inc dba Infleqtion [Member] | Service [Member]
Cost of revenue
Cost of Revenue							$ 2,939,000		$ 1,828,000		$ 2,201,000	$ 2,188,000
ColdQuanta Inc dba Infleqtion [Member] | Product [Member]
Cost of revenue
Cost of Revenue							$ 10,651,000		$ 13,776,000		17,571,000	$ 4,326,000
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member]
Cost of revenue
Cost of Revenue											18,451,000
Gross profit											10,385,000
General and administrative costs											24,209,000
Grant income											994,000
Loss from operations											(52,084,000)
Other, net											353,000
Total other (expense) income, net											(1,090,000)
Loss before income taxes											(53,174,000)
NET LOSS											(53,172,000)
Comprehensive loss											$ (52,698,000)
Basic net loss per share											$ (1.34)
Diluted net loss per share											$ (1.34)
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member] | Service [Member]
Cost of revenue
Cost of Revenue											$ 2,185,000
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member] | Product [Member]
Cost of revenue
Cost of Revenue											16,266,000
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member]
Cost of revenue
Cost of Revenue											1,321,000
Gross profit											(1,321,000)
General and administrative costs											(334,000)
Grant income											63,000
Loss from operations											(924,000)
Other, net											332,000
Total other (expense) income, net											332,000
Loss before income taxes											(592,000)
NET LOSS											(592,000)
Comprehensive loss											$ (592,000)
Basic net loss per share											$ (0.01)
Diluted net loss per share											$ (0.01)
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member] | Service [Member]
Cost of revenue
Cost of Revenue											$ 16,000
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member] | Product [Member]
Cost of revenue
Cost of Revenue											$ 1,305,000